GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Investor, Class R, Class R6 and Class P Shares of the

Goldman Sachs Long Short Credit Strategies Fund

(the “Fund”)

Supplement dated July 14, 2021 to the

Summary Prospectus (“Multi-Class Summary”) and Statutory Prospectus (“Multi-Class Prospectus”) (with respect to Class A, Class C, Institutional, Investor, Class R and Class R6 Shares); the Summary Prospectus (“Class P Summary” and, together with the Multi-Class Summary, the “Summary Prospectuses”), Statutory Prospectus (“Class P Prospectus” and, together with the Multi-Class Prospectus, the “Prospectuses”) (with respect to Class P Shares); and the Statement of Additional Information (“SAI”),

each dated July 29, 2020, as supplemented to date

The Board of Trustees of Goldman Sachs Trust recently approved a change to the Fund’s benchmark index from the ICE Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index to the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index. This change will be effective July 29, 2021 (the “Effective Date”). Accordingly, on the Effective Date, the Fund’s Prospectuses, Summary Prospectuses and SAI are revised as follows:

The following replaces the last paragraph under the “Goldman Sachs Long Short Credit Strategies Fund—Summary—Principal Strategy” section in the Fund’s Prospectuses and the “Principal Strategy” section in the Fund’s Summary Prospectuses:

The Fund’s benchmark index is the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index.

The following sentence is added after the first sentence under the “Goldman Sachs Long Short Credit Strategies Fund—Summary—Performance” section in the Fund’s Prospectuses and the “Performance” section in the Fund’s Summary Prospectuses:

As of July 29, 2021, the Fund’s benchmark index was changed from the ICE Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index to the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index. The Adviser believes that the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index is a more appropriate index in light of the forthcoming cessation of LIBOR.

The following is added above the last row in the table under the “Goldman Sachs Long Short Credit Strategies Fund—Summary—Average Annual Total Return” section in the Fund’s Multi-Class Prospectus and in the “Average Annual Total Return” table under the “Performance” section in the Multi-Class Summary:

ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses)***	2.28%	1.07%	0.58%

***

Effective July 29, 2021, the Fund’s benchmark index was changed from the ICE Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index to the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index.

The following is added above the last row in the table under the “Goldman Sachs Long Short Credit Strategies Fund—Summary—Average Annual Total Return” section in the Fund’s Class P Prospectus and in the “Average Annual Total Return” table under the “Performance” section in the Class P Summary:

ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses)*	2.28%	2.19%

*

Effective July 29, 2021, the Fund’s benchmark index was changed from the ICE Bank of America Merrill Lynch U.S. Dollar Three-Month LIBOR Constant Maturity Index to the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index.

The following replaces the seventh paragraph under the “Investment Management Approach—Principal Investment Strategies” section in the Fund’s Prospectuses:

The Fund’s benchmark index is the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index.

The following replaces the sixth paragraph under the “Investment Objectives and Policies—Long Short Credit Strategies Fund” section in the Fund’s SAI:

The Fund’s benchmark index is the ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index.

The following replaces the paragraph relating to the Long Short Credit Strategies Fund under the “Management Services—Portfolio Managers—Compensation” section in the Fund’s SAI:

Long Short Credit Strategies Fund: ICE Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index.

This Supplement should be retained with your Prospectuses, Summary Prospectuses and SAI for future reference.

FIALTOPSTK 07-21